UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                               ------------------

Check here if Amendment [ ];        Amendment Number: ___

     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SHAPIRO CAPITAL MANAGEMENT CO., INC.
                  ------------------------------------
Address:          3060 PEACHTREE ROAD, N.W. SUITE 1555
                  ------------------------------------
                  ATLANTA, GA 30305
                  ------------------------------------

Form 13F File Number:    028-04097
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    SAMUEL R. SHAPIRO

Title:   PRESIDENT

Phone:   404-842-9600



Signature, Place, and Date of Signing:

     /s/SAMUEL R. SHAPIRO           ATLANTA, GA                 May 14, 2001
    ----------------------------    ------------------------   ---------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                            0
                                                  -------------------------
Form 13F Information Table Entry Total:                     37
                                                  -------------------------

Form 13F Information Table Value Total:          $        1,097,751
                                                  -------------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]





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                                    FORM 13F


Page 1 of 2                      Name of Reporting Manager :           Shapiro Capital Management Company, Inc

           ITEM 1:             ITEM 2:    ITEM 3:    ITEM 4:        ITEM 5:          ITEM 6              ITEM 7        ITEM 8
           -------            -------    -------     -------        -------          ------              ------        ------
                                                                                    INVESTMENT                         VOTING
                                                     FAIR                        --DISCRETION--         MANAGER'S   --AUTHORITY--
      NAME OF ISSUER          TITLE OF    CUSIP      MARKET        SHARES OF           SHARED   SHARED    SEE         (SHARES)
                               CLASS      NUMBER     VALUE         PRIN. AMT    SOLE  AS DEFINED OTHER   INSTR V   SOLE SHARED NONE
                               -----      ------     -----         ---------    ----  ---------- -----   -------   ---- ------ ----
                                                                                a)    (b)       (c)               (a)   (b)   (c)
------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.       Common     93317Q105   $64,667,158.20   7,519,437   a                                 a
------------------------------------------------------------------------------------------------------------------------
Pennzoil-Quaker
   State Company              Common     709323109   $64,236,802.00   4,588,343   a                                 a
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Playtex Products, Inc.        Common     72813P100   $60,059,011.83   6,535,257   a                                 a
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CNA Surety Corporation        Common     12612L108   $59,853,438.08   4,507,036   a                                 a
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Papa John's
  International, Inc          Common     698813102   $58,925,198.06   2,474,549   a                                 a
------------------------------------------------------------------------------------------------------------------------
Ralcorp Holdings              Common     751028101   $56,121,673.10   3,135,289   a                                 a
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Wabtec Corporation            Common     929740108   $55,477,498.90   4,368,307   a                                 a
------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.         Common     737464107   $55,453,930.00   1,584,398   a                                 a
------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens Inc.        Common     961238102   $52,484,886.00   5,831,654   a                                 a
------------------------------------------------------------------------------------------------------------------------
Tredegar Corporation          Common     894650100   $47,056,433.60   2,673,661   a                                 a
------------------------------------------------------------------------------------------------------------------------
Edwards LifeSciences
    Corporation               Common     28176e108   $44,241,806.00   2,257,235   a                                 a
------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp.              Common     670837103   $41,147,547.98   1,789,802   a                                 a
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Wilmington Trust Corporation  Common     971807102   $37,304,707.16     631,427   a                                 a
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National Service
   Industries, Inc            Common     637657107   $36,041,266.45   1,536,941   a                                 a
------------------------------------------------------------------------------------------------------------------------
Albany International Corp.    Common     012348108   $33,477,336.86   1,819,420   a                                 a
------------------------------------------------------------------------------------------------------------------------
Exide Corporation             Common     302051107   $31,235,997.60   3,809,268   a                                 a
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Kemet Corporation             Common     488360108   $29,691,872.98   1,752,767   a                                 a
------------------------------------------------------------------------------------------------------------------------
Interstate Bakeries
      Corporation             Common     46072H108   $29,058,877.52   1,901,759   a                                 a


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Page 2 of 2




American Power
    Conversion Corp           Common     029066107   $28,872,365.88   2,239,800   a                                 a
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Gray Communications           Class A
   Systems, Inc Cl A          Common     389190208   $28,833,100.20   1,779,821   a                                 a
------------------------------------------------------------------------------------------------------------------------
Diebold Incorporated          Common     253651103   $26,143,238.08     952,048   a                                 a
------------------------------------------------------------------------------------------------------------------------
Gartner, Inc. CL B            Class B
                              Common     366651206   $26,065,179.00   4,137,330   a                                 a
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Primedia, Inc.                Common     74157K101   $24,038,034.30   3,815,561   a                                 a
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Energizer Holdings, Inc.      Common     29266r108   $22,914,700.00     916,588   a                                 a
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The Scotts Company CL A       Class A
                              Common     810186106   $22,812,725.30     599,546   a                                 a
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Amphenol Corp CL A            Class A
                              Common     032095101   $18,603,900.00     590,600   a                                 a
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Rayovac Corporation           Common     755081106   $12,974,075.00     743,500   a                                 a
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Gartner, Inc.                 Common     366651107   $10,992,919.78   1,630,997   a                                 a
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Bull Run Corporation          Common     120182100    $7,476,452.42   4,503,887   a                                 a
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Encore Acquisition Company    Common     29255w100    $3,492,500.00     275,000   a                                 a
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Valmont Industries, Inc.      Common     920253101    $2,704,918.75     159,700   a                                 a
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Layne Christensen Company     Common     521050104    $1,722,898.33     294,825   a                                 a
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Buckeye Technologies Inc.     Common     118255108    $1,150,000.00     100,000   a                                 a
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Journal Register Company      Common     481138105      $738,450.00      45,000   a                                 a
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Constellation Brands Inc. - A Common     21036p108      $588,350.00       8,200   a                                 a
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Gray Communications           Class B
      Systems, Inc Cl B       Common     389190109      $565,277.25      31,775   a                                 a
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American Annuity              Preferred  023833205      $526,462.50      20,850   a                                 a
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             Total                                  $1,097,750,989
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